Short-term Bank Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term Bank Loans
Short-term bank loan	$ 5,458	¥ 38,000	¥ 5,000
Weighted average interest rate	5.08%	5.08%	5.23%